Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Statutory federal income tax rate	35.00%
Deferred tax assets from net operating losses carryforwards	$ 15,500,000	$ 15,300,000
Deferred tax assets from capital losses carryforwards	1,900,000	2,100,000
Deferred tax assets from federal and state income tax credit carryforwards	8,500,000	2,500,000
Tax credit carryforward beginning expiration year	2012
Operating loss carryforward beginning expiration date	2012
Valuation allowance for deferred income tax assets	19,207,000	15,434,000
Increase (decrease) in valuation allowance for deferred income tax assets	3,800,000	2,600,000
Undistributed earnings	51,200,000
Gross accrued interest and penalties on unrecognized tax benefits	600,000	1,100,000
Unrecognized income tax benefits that, if recognized, would affect the effective tax rates	5,400,000	4,200,000
Unrecognized income tax benefits that, if recognized, would affect the effective tax rates , interest and penalties	$ 500,000	$ 1,000,000